Income Taxes - PRC and Hong Kong (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
PRC income tax rate	25.00%	25.00%	25.00%
HONG KONG
Income Taxes
Foreign income tax rate	16.50%